Performance Management - Series M	Sep. 25, 2026
Prospectus [Line Items]
Performance Narrative [Text Block]

The information contained in the first paragraph under the heading “Series M—Fund Summary” and the sub-heading “Performance—Risk/return bar chart and table” is deleted in its entirety and replaced with the following:

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The Fund’s performance information does not reflect the maximum annual wrap program or other similar fee; if it did, the total returns shown would be lower. An additional index, a 50/50 blend of the Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index, shows how the Fund’s performance compares to a blended index with characteristics relevant to the Fund. The Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index are unmanaged sub-indexes of the Bloomberg Municipal Managed Money Index, which is a rules-based, market-value-weighted index designed to track the performance of municipal securities issued by state and local municipalities whose interest is exempt from federal income tax and the federal alternative minimum tax. Indices reflect no deduction for fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance.
Performance Additional Market Index [Text]	An additional index, a 50/50 blend of the Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index, shows how the Fund’s performance compares to a blended index with characteristics relevant to the Fund. The Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index are unmanaged sub-indexes of the Bloomberg Municipal Managed Money Index, which is a rules-based, market-value-weighted index designed to track the performance of municipal securities issued by state and local municipalities whose interest is exempt from federal income tax and the federal alternative minimum tax.
Performance Table Heading	Average annual total returns (for the periods ended December 31, 2025)
Performance Table Narrative	The table under the heading “Series M—Fund Summary” and the sub-heading “Performance—Average annual total returns” is deleted in its entirety and replaced with the following:
Performance [Table]
1 year		5 years	10 years
Series M shares
Return before taxes	3.07%	0.62%	2.25%
Return after taxes on distributions	3.06	0.57	2.17
Return after taxes on distributions and sale of fund shares	3.01	0.98	2.27
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25	0.80	2.34
Bloomberg Managed Money Intermediate (1‑17) Index[1] (reflects no deduction for fees, expenses or taxes)	5.16	0.63	2.15
50% Bloomberg Managed Money Short/Intermediate (1‑10) Index/50% Bloomberg Managed Money Intermediate (1‑17) Index[1] (reflects no deduction for fees, expenses or taxes)	5.20	0.67	1.99
[1]
Effective October 1, 2026, an index composed of a 50/50 blend of the Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index will replace the Bloomberg Managed Money Intermediate (1‑17) Index as the Fund’s style benchmark. Management believes the blended index more closely aligns with the Fund’s investment strategy and duration profile.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.